Accounts and notes receivables, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts and notes receivables, net
Schedule of accounts receivable

	December 31, 2021	December 31, 2022
	RMB	RMB
Notes receivable	4,588	505
Accounts receivable	78,332	80,845
Less: allowance for doubtful accounts	(34,969)	(31,381)
Accounts receivable, net	47,951	49,969

Schedule of allowance for doubtful accounts

	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Balance at the beginning of the year	14,175	23,298	34,969
Additions/(reversal)	13,654	11,671	(892)
Write-off	(4,531)	—	(2,696)
Balance at the end of the year	23,298	34,969	31,381